INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4. INTANGIBLE ASSETS AND GOODWILL

The Company performs an annual impairment test at the reporting unit level as of December 31 of each fiscal year. As of December 31, 2022, the Company’s goodwill and intangible assets were fully impaired, and thus no annual impairment test was necessary as of December 31, 2023. The following table provides the Company’s goodwill, indefinite and definite lives intangible assets as of December 31, 2023 and 2022.

As of December 31, 2022, the Company’s goodwill consisted of:

	Goodwill	Accumulated Impairment Losses	Currency Translation	Total
Balance at January 1, 2022	$9,834,855	$(8,225,862)	$(21,359)	$1,587,634
Impairment losses	—	(1,486,060)	—	(1,486,060)
Loss on currency translation	—	—	(101,574)	(101,574)
Balance at December 31, 2022	9,834,855	(9,711,922)	(122,933)	—

As of December 31, 2022, the Company’s indefinite lived intangible assets consisted of:

Indefinite lived intangible assets
Balance at January 1, 2022	$6,375,492
Impairment losses	(5,967,602)
Loss on currency translation	(407,890)
Balance at December 31, 2022	$—

As of December 31, 2023 and 2022, the definite lived intangible assets consisted of:

Definite lived intangible assets
Balance at January 1, 2022	$548,436
Amortization	(168,750)
Balance at December 31, 2022	$379,686
Amortization	(168,754)
Balance at December 31, 2023	$210,932

For identified definite lived intangible assets, amortization expense amounted to $168,754 and $168,750 during the years ended December 31, 2023 and 2022, respectively.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company amortizes definite lived intangible assets on a straight-line basis over their estimated useful lives. Amortization expense of identified intangible assets based on the carrying amount as of December 31, 2023 is as follows:

Year ending December 31,
2024	$168,750
2025	42,182
$210,932

INTANGIBLE ASSETS

NOTE 4. INTANGIBLE ASSETS

As of September 30, 2024, the Company’s intangible assets consisted of:

Definite lived intangible assets
Balance at January 1, 2024	$210,932
Amortization	(126,564)
Balance at September 30, 2024	$84,368

For identified definite lived intangible assets, there was no impairment expense during the three and nine months ended September 30, 2024 and 2023. For identified definite lived intangible assets, amortization expense amounted to $42,188 and $42,191 during the three months ended September 30, 2024 and 2023, respectively and $126,564 and $126,566 during each of the nine months ended September 30, 2024 and 2023, respectively.